Liabilities arising from securities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities Arising From Securities
Balance at the beginning of the fiscal year	R$ 116,042,393	R$ 86,496,576	R$ 56,875,514
Issuances	75,404,958	60,583,109	101,784,961
Payments	(63,400,960)	(39,154,639)	(97,220,580)
Interest (Note 32)	4,998,766	6,951,908	4,536,849
Exchange differences and Others	(2,662,142)	1,165,439	20,519,832
Balance at the end of the fiscal year	R$ 130,383,015	R$ 116,042,393	R$ 86,496,576